Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2022
Prepayments and Other Assets, Net [Abstract]
Schedule of intangible assets with definite useful lives primarily consisted of land use rights an licensed softwareche
	As of December 31, 2022	As of December 31, 2021

Land use rights	$8,011	$8,751
Licensed software	2,133	1,973
Subtotal	10,144	10,724
Less: accumulated amortization	(3,433)	(3,197)
Intangible assets, net	$6,711	$7,527

Schedule of future amortization for the intangible assets
Twelve months ending December 31,	Estimated amortization expense

2023	$547
2024	547
2025	327
2026	321
2027	289
Thereafter	4,680
Total	$6,711